FAIR VALUE MEASUREMENTS - Key assumptions used in the valuation of the contingent consideration (Details) - Significant Unobservable Inputs (Level 3)	Apr. 30, 2019	Sep. 30, 2018
Used car dealerships | Discount rate (from acquisition date to Offering date)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration, measurement input	15	15
Used car dealerships | Discount rate (from Offering date to the last settlement date)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration, measurement input	2.75	2.75
Used car dealerships | Offering probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration, measurement input	80	50
Acquisitions of after-sales service centers | Discount rate (from acquisition date to the last settlement date)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration, measurement input	15	15
Acquisitions of after-sales service centers | Offering probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration, measurement input	80	50